Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Entity Registrant Name	Check-Cap Ltd
Entity Central Index Key	0001610590
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
EntityVoluntaryFilers	No
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	46,239,183
Entity Incorporation State Country Code	IL
Entity File Number	001-36848
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false